Gallery Trust

Mondrian International Value

Equity Fund

January 31, 2024

(Unaudited)

Schedule of Investments

COMMON STOCK — 99.3%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.5%
Aurizon Holdings Ltd	4,918,801	$12,125,040
Total Australia		12,125,040

AUSTRIA — 1.0%
ANDRITZ	133,289	8,205,569
Total Austria		8,205,569

FRANCE — 9.2%
Bouygues SA	502,685	18,414,582
Cie de Saint-Gobain SA	171,743	12,143,305
Kering SA	46,994	19,303,819
Sanofi SA	220,162	22,048,146
Total France		71,909,852

GERMANY — 9.6%
Allianz SE	89,022	23,784,447
Continental AG	157,252	12,845,972
Deutsche Post	176,899	8,472,390
Evonik Industries AG	902,336	16,599,435
HeidelbergMaterials AG	149,542	13,809,321
Total Germany		75,511,565

HONG KONG — 5.1%
CK Hutchison Holdings Ltd	3,347,000	17,286,656
Jardine Matheson Holdings Ltd	301,715	12,115,124
WH Group Ltd	18,494,139	10,911,453
Total Hong Kong		40,313,233

ITALY — 7.0%
Enel SpA	3,704,333	25,275,955
Eni SpA	502,577	8,011,717
Snam SpA	4,476,062	21,860,759
Total Italy		55,148,431

Gallery Trust

Mondrian International Value

Equity Fund

January 31, 2024

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
JAPAN — 27.7%
FUJIFILM Holdings Corp	320,100	$20,289,516
Fujitsu Ltd	168,700	23,350,497
Hitachi Ltd	194,800	15,301,608
Honda Motor Co Ltd	1,139,300	12,735,167
Kao Corp	152,000	6,014,271
Kyocera Corp	837,500	12,261,066
MINEBEA MITSUMI	527,700	10,907,670
Mitsubishi Electric Corp	629,800	9,346,421
Nippon Telegraph & Telephone Corp	7,212,200	9,056,756
Secom Co Ltd	186,400	13,528,980
Sekisui Chemical Co Ltd	389,100	5,555,392
Sony Corp Group	256,500	25,154,544
Sumitomo Metal Mining	331,700	9,167,750
Takeda Pharmaceutical Co Ltd	602,400	17,704,825
Tokio Marine Holdings Inc	340,056	8,966,404
Toyota Industries Corp	214,100	18,108,387
Total Japan		217,449,254

NETHERLANDS — 2.9%
Koninklijke Philips NV *	1,061,583	22,458,286
Total Netherlands		22,458,286

SINGAPORE — 4.1%
Singapore Telecommunications Ltd	5,992,102	10,680,833
United Overseas Bank Ltd	1,012,140	21,334,433
Total Singapore		32,015,266

SPAIN — 3.2%
Banco Santander SA	6,155,633	24,739,753
Total Spain		24,739,753

SWITZERLAND — 4.0%
Novartis AG	200,609	20,745,739
Sandoz Group *	311,105	10,669,364
Total Switzerland		31,415,103

Gallery Trust

Mondrian International Value

Equity Fund

January 31, 2024

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
TAIWAN — 1.6%
Taiwan Semiconductor Manufacturing Co Ltd	607,000	$12,151,229
Total Taiwan		12,151,229

UNITED KINGDOM — 22.4%
Associated British Foods PLC	417,276	12,359,435
BP PLC	2,835,537	16,560,700
GSK PLC	1,188,133	23,498,558
Imperial Brands PLC	1,011,314	24,276,696
Kingfisher PLC	4,540,028	12,622,754
Lloyds Banking Group PLC	42,455,654	22,758,551
Shell PLC	522,796	16,207,875
SSE PLC	840,829	17,907,913
Tesco PLC	3,113,466	11,282,006
WPP PLC	1,878,729	18,168,215
Total United Kingdom		175,642,703

Total Common Stock
(Cost $739,129,666)		779,085,284
Total Value of Securities — 99.3%
(Cost $739,129,666)		$779,085,284

Percentages are based on Net Assets of $784,755,770.

*	Non-income producing security.

Ltd — Limited
PLC — Public Limited Company

MON-QH-001-1600

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

January 31, 2024

(Unaudited)

Schedule of Investments

COMMON STOCK — 92.2%
	Number of Shares	Value (U.S. $)
BRAZIL — 7.2%
Hypera SA	33,300	$213,536
Itau Unibanco Holding SA Sponsored ADR	13,827	91,258
Petroleo Brasileiro ADR	24,578	419,546
Suzano SA	31,000	323,928
Vale Sponsored ADR Class B	26,411	361,567
Total Brazil		1,409,835

CANADA — 1.5%
Barrick Gold Corp US	18,488	288,413
Total Canada		288,413

CHILE — 0.9%
Sociedad Quimica y Minera de Chile Sponsored ADR	4,238	178,293
Total Chile		178,293

CHINA — 25.1%
Alibaba Group Holding Ltd	94,884	851,012
Autohome Inc Sponsored ADR	12,269	309,179
Baidu Inc Sponsored ADR *	1,995	210,093
China Medical System Holdings Ltd	108,000	154,336
China Merchants Bank Class A	63,300	271,246
China Merchants Bank Co Ltd Class H	14,000	51,035
China Yangtze Power Class A	62,300	211,882
CSPC Pharmaceutical Group Ltd	475,520	349,835
Gree Electric Appliances Inc Class A	58,696	288,675
Jiangsu Yanghe Brewery Joint-Stock Co Ltd Class A	12,212	155,628
LONGi Green Energy Technology Class A	75,300	202,998
Midea Group Co Ltd Class A	35,203	285,693
Ping An Insurance Group Co of China Ltd Class H	89,500	376,217
Tencent Holdings Ltd	13,400	465,132
Tingyi Cayman Islands Holding Corp Class H	220,000	219,062
Wuliangye Yibin Class A	11,200	197,700
Xinyi Solar Holdings Ltd	262,000	120,295

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

January 31, 2024

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
CHINA (continued)
Yum China Holdings Inc	5,101	$176,444
Total China		4,896,462

HONG KONG — 1.4%
WH Group Ltd	455,728	268,877
Total Hong Kong		268,877

INDIA — 11.7%
Axis Bank Inc	39,979	514,023
HCL Technologies Ltd	8,306	157,529
HDFC Bank	39,205	689,452
Infosys Ltd Sponsored ADR	13,765	273,373
Power Grid Corp of India Ltd	122,543	382,745
Reliance Industries Ltd	7,528	258,636
Total India		2,275,758

INDONESIA — 3.9%
Bank Rakyat Indonesia Persero Tbk PT	1,392,839	501,750
Telkom Indonesia Persero	1,063,000	266,629
Total Indonesia		768,379

MALAYSIA — 0.8%
Malayan Banking Bhd	75,500	147,678
Total Malaysia		147,678

MEXICO — 3.0%
Grupo Aeroportuario Pacifico Class B	16,319	254,103
Grupo Financiero Banorte SAB de CV Sponsored Class O	32,301	328,443
Total Mexico		582,546

PERU — 2.6%
Credicorp Ltd	3,454	512,677
Total Peru		512,677

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

January 31, 2024

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
PORTUGAL — 1.3%
Jeronimo Martins SGPS	11,103	$252,518
Total Portugal		252,518

SAUDI ARABIA — 3.3%
Saudi National Bank	36,697	396,307
Saudi Telecom	22,260	242,225
Total Saudi Arabia		638,532

SOUTH KOREA — 9.0%
KT Corp *	4,662	123,487
KT Corp ADR *	11,837	156,130
LG Chem Ltd	468	151,765
Samsung Electronics Co Ltd	7,631	414,644
Samsung Fire & Marine Insurance Co Ltd	1,443	285,541
Shinhan Financial Group Co Ltd	13,524	414,377
SK Hynix Inc	1,978	198,078
Total South Korea		1,744,022

TAIWAN — 14.3%
CTBC Financial Holding Co Ltd	327,000	296,659
Hon Hai Precision Industry Co Ltd	152,000	497,226
MediaTek Inc	7,000	216,003
Taiwan Semiconductor Manufacturing Co Ltd	89,000	1,781,647
Total Taiwan		2,791,535

UNITED ARAB EMIRATES — 2.5%
Adnoc Gas	274,076	239,988
First Abu Dhabi Bank PJSC	59,493	237,181
Total United Arab Emirates		477,169

UNITED KINGDOM — 3.7%
Mondi PLC	17,193	308,087

Gallery Trust

Mondrian Emerging Markets Value

Equity Fund

January 31, 2024

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED KINGDOM (continued)
Unilever PLC	8,324	$405,773
Total United Kingdom		713,860

Total Common Stock
(Cost $18,026,551)		17,946,554
PREFERRED STOCK — 6.8%

BRAZIL — 1.3%
Itausa SA**	124,290	251,870

SOUTH KOREA — 5.5%
LG Chem Ltd**	743	150,634
Samsung Electronics Co Ltd**	21,129	924,518
		1,075,152
Total Preferred Stock
(Cost $1,237,866)		1,327,022
Total Value of Securities — 99.0%
(Cost $19,264,417)		$19,273,576

Percentages are based on Net Assets of $19,472,559.

*	Non-income producing security.
**	There is currently no rate available.

ADR — American Depositary Receipt
Ltd — Limited
PLC — Public Limited Company

MON-QH-001-1600

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

January 31, 2024

(Unaudited)

Schedule of Investments

COMMON STOCK — 100.2%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 4.3%
Aurizon Holdings Ltd	30,734	$75,760
Total Australia		75,760

CANADA — 8.5%
Enbridge Inc	2,074	73,646
TC Energy	1,914	75,509
Total Canada		149,155

CHILE — 3.0%
Enel Americas SA	526,148	53,322
Total Chile		53,322

CHINA — 6.4%
Guangdong Investment Ltd	84,000	48,835
Jiangsu Expressway Co Ltd Class H	68,000	64,925
Total China		113,760

FRANCE — 11.4%
Eiffage SA	735	76,903
Rubis SCA	2,621	66,275
Veolia Environnement SA	1,783	58,097
Total France		201,275

ITALY — 11.5%
Enav SpA	20,221	74,836
Enel SpA	11,002	75,071
Snam SpA	10,742	52,463
Total Italy		202,370

MALAYSIA — 3.8%
Westports Holdings	82,400	66,191
Total Malaysia		66,191

MEXICO — 5.2%
Grupo Aeroportuario del Centro Norte Class B	3,496	31,953

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

January 31, 2024

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
MEXICO (continued)
Promotora y Operadora de Infraestructura SAB de CV	6,119	$60,225
Total Mexico		92,178

PORTUGAL — 3.7%
EDP - Energias de Portugal SA	14,678	65,470
Total Portugal		65,470

SPAIN — 11.2%
Cellnex Telecom	1,808	69,567
Iberdrola SA	4,917	59,205
Redeia Corp SA	4,152	69,089
Total Spain		197,861

UNITED KINGDOM — 3.2%
SSE PLC	2,627	55,950
Total United Kingdom		55,950

UNITED STATES — 28.0%
American Tower REIT	335	65,543
CSX Corp	2,097	74,863
Edison International	1,095	73,891
Eversource Energy	979	53,081
HCA Healthcare Inc	260	79,274
Norfolk Southern	327	76,923
Prologis	557	70,566
Total United States		494,141

Total Common Stock
(Cost $1,804,976)		1,767,433

Gallery Trust

Mondrian Global Listed

Infrastructure Fund

January 31, 2024

(Unaudited)

RIGHTS — 0.0%
	Number of Rights	Value (U.S. $)
Iberdrola * (A)(B)	4,917	$1,011

Total Rights
(Cost $–)		1,011
Total Value of Securities — 100.2%
(Cost $1,804,976)		$1,768,444

Percentages are based on Net Assets of $1,764,154.

*	Non-income producing security.
(A)	Expiration date is unavailable.
(B)	Strike price is unavailable.

Ltd — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

MON-QH-001-1600

Gallery Trust

Mondrian Global Equity

Value Fund

January 31, 2024

(Unaudited)

Schedule of Investments

COMMON STOCK — 97.0%
	Number of Shares	Value (U.S. $)
AUSTRALIA — 1.4%
Aurizon Holdings Ltd	995,870	$2,454,859
Total Australia		2,454,859

BRAZIL — 0.9%
Hypera SA	236,800	1,518,476
Total Brazil		1,518,476

CANADA — 2.0%
TC Energy	88,800	3,503,256
Total Canada		3,503,256

CHINA — 3.9%
Alibaba Group Holding Ltd	366,700	3,288,924
Autohome Inc ADR	33,483	843,772
Midea Group Co Ltd Class A	193,755	1,572,436
Ping An Insurance Group Co of China Ltd Class H	247,500	1,040,377
Total China		6,745,509

FRANCE — 2.2%
Sanofi SA	38,333	3,838,862
Total France		3,838,862

GERMANY — 1.2%
Deutsche Post	43,544	2,085,494
Total Germany		2,085,494

HONG KONG — 0.5%
WH Group Ltd	1,367,457	806,793
Total Hong Kong		806,793

INDIA — 1.4%
HDFC Bank	138,048	2,427,686
Total India		2,427,686

Gallery Trust

Mondrian Global Equity

Value Fund

January 31, 2024

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
ITALY — 4.6%
Enel SpA	684,979	$4,673,850
Snam SpA	644,430	3,147,349
Total Italy		7,821,199

JAPAN — 13.1%
Fujitsu Ltd	30,600	4,235,479
Hitachi Ltd	29,300	2,301,525
SCSK Corp	129,600	2,544,648
Sony Corp Group	51,500	5,050,522
Sumitomo Metal Mining	28,700	793,230
Sundrug Co Ltd	143,500	4,328,000
Toyota Industries Corp	35,700	3,019,474
Total Japan		22,272,878

NETHERLANDS — 2.4%
Koninklijke Philips NV *	192,313	4,068,472
Total Netherlands		4,068,472

PERU — 0.8%
Credicorp Ltd	8,939	1,326,816
Total Peru		1,326,816

SOUTH KOREA — 0.8%
Samsung Electronics Co Ltd	24,331	1,322,070
Total South Korea		1,322,070

TAIWAN — 1.4%
Taiwan Semiconductor Manufacturing Co Ltd	122,000	2,442,257
Total Taiwan		2,442,257

UNITED KINGDOM — 6.8%
Associated British Foods PLC	73,180	2,167,542
GSK PLC	114,680	2,268,109
Imperial Brands PLC	164,343	3,945,071
Lloyds Banking Group PLC	6,120,350	3,280,842
Total United Kingdom		11,661,564

Gallery Trust

Mondrian Global Equity

Value Fund

January 31, 2024

(Unaudited)

COMMON STOCK — continued
	Number of Shares	Value (U.S. $)
UNITED STATES — 53.6%
AbbVie Inc	28,808	$4,736,035
Amazon.com *	19,461	3,020,347
American Tower REIT	16,237	3,176,769
Autoliv	33,146	3,550,600
Berkshire Hathaway Class B *	10,937	4,196,965
CDW Corp	17,043	3,863,989
Centene Corp *	49,290	3,712,030
CNH Industrial	132,482	1,589,784
Colgate-Palmolive	49,624	4,178,341
Dollar Tree Inc *	36,935	4,824,450
DuPont de Nemours	53,683	3,317,609
Exxon Mobil Corp	23,722	2,438,859
HCA Healthcare Inc	16,561	5,049,450
Kenvue Inc	141,903	2,945,909
L3Harris Technologies Inc	21,946	4,573,985
Laboratory Corp of America Holdings	18,568	4,127,666
Meta Platforms Inc Class A *	12,870	5,021,102
Micron Technology Inc	27,659	2,371,759
Microsoft Corp	10,090	4,011,582
NNN REIT Class REIT	37,369	1,507,465
Prologis	4,863	616,093
Stericycle Inc *	66,238	3,179,424
UnitedHealth Group	7,112	3,639,495
Visa Inc Class A	11,267	3,078,820
Walmart Inc	24,454	4,041,024
Wells Fargo & Co	95,619	4,798,161
Total United States		91,567,713

Total Common Stock
(Cost $146,426,390)		165,863,904

Gallery Trust

Mondrian Global Equity

Value Fund

January 31, 2024

(Unaudited)

PREFERRED STOCK — 2.0%
	Number of Shares	Value (U.S. $)
SOUTH KOREA — 2.0%
Samsung Electronics Co Ltd**	78,428	3,431,684

Total Preferred Stock
(Cost $3,606,791)		3,431,684
Total Value of Securities — 99.0%
(Cost $150,033,181)		$169,295,588

Percentages are based on Net Assets of $171,009,785.

*	Non-income producing security.
**	There is currently no rate available.

ADR — American Depositary Receipt
Ltd — Limited
PLC — Public Limited Company
REIT — Real Estate Investment Trust

MON-QH-001-1600